Loans - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	$ 7,064	$ 15,583
Loans collectively evaluated for general impairment	387,588	414,685
Total Gross Loans	394,652	430,268
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	6,938	15,519
Loans collectively evaluated for general impairment	313,722	325,644
Total Gross Loans	320,660	341,163
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment	126	28
Loans collectively evaluated for general impairment	54,400	62,452
Total Gross Loans	54,526	62,480
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for specific impairment		36
Loans collectively evaluated for general impairment	19,466	26,589
Total Gross Loans	$ 19,466	$ 26,625